Stradley Ronon Stevens & Young, LLP 2005 Market Street Suite 2600 Philadelphia, PA 19103 T: 215.564.8000 stradley.com

Claire Olivar

Partner

molivar@stradley.com

215.564.8681

August 5, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Northern Funds (the “Trust”)
Post-Effective Amendment No. 204 (File No. 33-73404)
Amendment No. 206 (File No. 811-08236)

Dear Sir or Madam:

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, Northern Funds (the “Trust”) certifies that:

a.    the form of the Trust’s Prospectus for the U.S. Government Money Market Fund and U.S. Government Select Money Market Fund and Statement of Additional Information for U.S. Government Money Market Fund and U.S. Government Select Money Market Fund that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 204 to the Trust’s registration statement on Form N-1A; and

b.    the text of Post-Effective Amendment No. 204 to the Trust’s registration statement was filed with the Commission via EDGAR on July 29, 2026 (Accession No. 0001193125-26-324190) with an effective date of July 31, 2026.

Please direct any comments to the undersigned at (215) 564-8681, or, in my absence, Michael D. Mabry at (215) 564-8011.

Sincerely,

/s/ Claire Olivar
Claire Olivar

Enclosures

cc:	Kevin P. O’Rourke Randal E. Rein
Jose J. Del Real, Esq.
Michael D. Mabry, Esq.